FundVantage Trust

Gotham Index Plus Fund

Gotham Enhanced Index Plus Fund

These materials provide, in interactive data format using the Extensible Business Reporting Language, information relating to the Gotham Index Plus Fund and Gotham Enhanced Index Plus Fund (the “Funds”).The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on March 5, 2018 (Accession Number: (0001104659-18-014873).

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase